PROPERTY AND EQUIPMENT	6 Months Ended
Jun. 30, 2019
Property Plant And Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4 — PROPERTY AND EQUIPMENT

Property and equipment consisted of the following (in thousands):

	June 30, 2019	December 31, 2018
Equipment	$311	$306
Leasehold improvements	71	70
Furniture and fixtures	80	79
Total property and equipment	462	455
Less: accumulated depreciation	(331)	(303)
Total depreciable assets	131	152
Construction-in-progress	14	—
Property and equipment, net	$145	$152

During the three months ended June 30, 2019 and 2018, depreciation expense was approximately $14,000 and $8,000, respectively. During the six months ended June 30, 2019 and 2018, depreciation expense was approximately $28,000 and $21,000, respectively.